Cash and Investments - Net Gains (Losses) on Investments (Details) $ / shares in Units, $ in Millions, $ in Millions, ₨ in Billions																3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 23, 2019 USD ($)	Dec. 23, 2019 INR (₨)	Dec. 21, 2019 USD ($)	Dec. 21, 2019 INR (₨)	Dec. 09, 2019	Jun. 28, 2019 USD ($)	May 17, 2019 USD ($)	Apr. 18, 2019 USD ($)	Jan. 15, 2019 USD ($)	Jan. 01, 2019 USD ($)	Oct. 31, 2018 USD ($)	Oct. 31, 2018 CAD ($)	Oct. 01, 2018 USD ($)	Jul. 05, 2018 USD ($)	Mar. 01, 2018 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)
Investment [Line Items]
Net gains (losses) on investments																		$ 1,716.2	$ 252.9
Consideration paid										$ (561.5)			$ (670.5)
Share of profit (loss) of associates																		169.6	221.1
Proceeds from sales of interests in associates																		323.8	444.8
Proceeds from issue of bonds, notes and debentures																		3,618.7	(10,743.0)
Total carrying value																		1,148.2
Seaspan Corporation
Investment [Line Items]
Net realized gains (losses)									$ 63.5
Net change in unrealized gains (losses)									$ 44.1
Consideration paid																		$ 1,000.0
Warrants, exercise price (in dollars per share) | $ / shares																		$ 8.05
EXCO Resources, Inc
Investment [Line Items]
Net realized gains (losses)						$ (179.3)
Net change in unrealized gains (losses)						117.0
Share of profit (loss) of associates						$ 296.3
Ownership percentage						42.80%
First Capital Insurance Limited
Investment [Line Items]
Proceeds from sales of interests in associates																		$ 33.9
Go Digit Infoworks Services Private Limited
Investment [Line Items]
Share of profit (loss) of associates	$ 350.9
Ownership percentage																		49.00%
Quess
Investment [Line Items]
Ownership percentage					31.80%
Investments accounted for using equity method | Quess
Investment [Line Items]
Share of profit (loss) of associates															$ 889.9			$ 889.9	889.9
Fair value of equity method investment															$ 1,109.5			1,109.5
Associates
Investment [Line Items]
Net realized gains (losses)																		10.9	138.9
Net change in unrealized gains (losses)																		0.0	0.0
Net gains (losses) on investments																		10.9	138.9
Subsidiaries
Investment [Line Items]
Net realized gains (losses)																		171.3	889.9
Net change in unrealized gains (losses)																		0.0	0.0
Net gains (losses) on investments																		171.3	889.9
Other
Investment [Line Items]
Net realized gains (losses)																		20.3	(0.1)
Net change in unrealized gains (losses)																		134.7	3.6
Net gains (losses) on investments																		155.0	3.5
Bonds
Investment [Line Items]
Net realized gains (losses)																		(59.6)	126.2
Net change in unrealized gains (losses)																		258.1	(335.9)
Net gains (losses) on investments																		198.5	(209.7)
Preferred stocks
Investment [Line Items]
Net realized gains (losses)																		(23.4)	(21.9)
Net change in unrealized gains (losses)																		397.3	(10.7)
Net gains (losses) on investments																		373.9	(32.6)
Common stocks
Investment [Line Items]
Net realized gains (losses)																		548.0	196.4
Net change in unrealized gains (losses)																		377.9	(581.1)
Net gains (losses) on investments																		925.9	(384.7)
Debt and equity securities
Investment [Line Items]
Net realized gains (losses)																		465.0	300.7
Net change in unrealized gains (losses)																		1,033.3	(927.7)
Net gains (losses) on investments																		1,498.3	(627.0)
Derivatives and foreign currency net gains (losses)
Investment [Line Items]
Net realized gains (losses)																		633.4	1,322.4
Net change in unrealized gains (losses)																		1,082.8	(1,069.5)
Net gains (losses) on investments																		1,716.2	252.9
Derivatives:
Investment [Line Items]
Net realized gains (losses)																		(30.7)	26.0
Net change in unrealized gains (losses)																		(24.9)	(46.6)
Net gains (losses) on investments																		(55.6)	(20.6)
Equity and equity index total return swaps - short positions
Investment [Line Items]
Net realized gains (losses)																		48.2	(46.8)
Net change in unrealized gains (losses)																		(93.2)	8.6
Net gains (losses) on investments																		(45.0)	(38.2)
Equity total return swaps - long positions
Investment [Line Items]
Net realized gains (losses)																		(34.5)	(37.2)
Net change in unrealized gains (losses)																		55.0	(49.1)
Net gains (losses) on investments																		20.5	(86.3)
Equity warrant forward contracts
Investment [Line Items]
Net realized gains (losses)																		83.8	75.4
Net change in unrealized gains (losses)																		(38.4)	38.5
Net gains (losses) on investments																		45.4	113.9
Equity warrants and call options
Investment [Line Items]
Net realized gains (losses)																		(4.7)	(15.1)
Net change in unrealized gains (losses)																		128.6	(54.8)
Net gains (losses) on investments																		123.9	(69.9)
CPI-linked derivative contracts
Investment [Line Items]
Net realized gains (losses)																		(14.1)	0.0
Net change in unrealized gains (losses)																		1.8	(6.7)
Net gains (losses) on investments																		(12.3)	(6.7)
U.S. government bond forwards
Investment [Line Items]
Net realized gains (losses)																		(119.3)	49.6
Net change in unrealized gains (losses)																		32.6	(2.9)
Net gains (losses) on investments																		(86.7)	46.7
Other
Investment [Line Items]
Net realized gains (losses)																		9.9	0.1
Net change in unrealized gains (losses)																		(111.3)	19.8
Net gains (losses) on investments																		(101.4)	19.9
Foreign currency net gains (losses)
Investment [Line Items]
Net realized gains (losses)																		(3.4)	(33.0)
Net change in unrealized gains (losses)																		(60.3)	(98.8)
Net gains (losses) on investments																		(63.7)	(131.8)
Investing activities
Investment [Line Items]
Net realized gains (losses)																		(17.3)	(43.1)
Net change in unrealized gains (losses)																		(50.7)	(128.2)
Net gains (losses) on investments																		(68.0)	(171.3)
Underwriting activities
Investment [Line Items]
Net realized gains (losses)																		5.6	31.6
Net change in unrealized gains (losses)																		0.0	0.0
Net gains (losses) on investments																		5.6	31.6
Foreign currency contracts
Investment [Line Items]
Net realized gains (losses)																		8.3	(21.5)
Net change in unrealized gains (losses)																		(9.6)	29.4
Net gains (losses) on investments																		(1.3)	7.9
ICICI Lombard General Insurance Company Limited
Investment [Line Items]
Net realized gains (losses)																$ 240.0
Net change in unrealized gains (losses)																		$ 71.2
Net gains (losses) on investments																	$ 311.2
Ownership percentage																		9.90%
Proceeds from sales of interests in associates																		$ 729.0
Grivalia Properties
Investment [Line Items]
Net realized gains (losses)							$ 171.3
Arbor Memorial Services Inc.
Investment [Line Items]
Net realized gains (losses)											$ 111.8								111.8
Proceeds from sales of interests in associates											179.2	$ 235.4							179.2	$ 235.4
Navacord Inc.
Investment [Line Items]
Net realized gains (losses)											17.6	22.7							17.6	22.7
Proceeds from sales of interests in associates											$ 58.8	$ 76.3							$ 58.8	$ 76.3
Go Digit Infoworks Services Private Limited
Investment [Line Items]
Value of shares committed to be issued	91.0	₨ 6.5
Investment, value of company	$ 858.0	₨ 61.2
Fairfax India | Sanmar Chemicals Group
Investment [Line Items]
Net change in unrealized gains (losses)			$ 107.8
Net gains (losses) on investments			48.8
Bonds issued			300.0
Share of profit (loss) of associates			156.5
Proceeds from issue of bonds, notes and debentures			$ 433.9	₨ 30.8
Brit
Investment [Line Items]
Percentage of economic interests acquired														11.20%
Consideration paid														$ 251.8
Brit | Ambridge Partners LLC
Investment [Line Items]
Percentage of economic interests acquired								50.00%
Consideration paid								$ 46.6
Share of profit (loss) of associates								$ 10.4